LVIP Structured Moderate Allocation Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–89.83%
INVESTMENT COMPANIES–89.83%
Equity Funds–33.56%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	11,376,911	$160,994,663
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	5,671,277	66,456,030
		227,450,693
Fixed Income Fund–30.45%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	20,558,050	206,361,703
		206,361,703
International Equity Funds–25.82%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	5,041,838	40,435,542
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP Franklin Templeton Multi-Factor International Equity Fund	15,379,472	$134,554,998
		174,990,540
Total Affiliated Investments (Cost $549,251,305)		608,802,936

UNAFFILIATED INVESTMENT–10.20%
INVESTMENT COMPANY–10.20%
Fixed Income Fund–10.20%
Schwab US TIPS ETF	2,570,070	69,109,182
Total Unaffiliated Investment (Cost $66,763,589)		69,109,182

TOTAL INVESTMENTS–100.03% (Cost $616,014,894)	677,912,118
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(232,347)
NET ASSETS APPLICABLE TO 59,521,926 SHARES OUTSTANDING–100.00%	$677,679,771

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP Structured Moderate Allocation Fund–1

LVIP Structured Moderate Allocation Fund
Notes
March 31, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Number of Shares 03/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-89.83%@
Equity Funds-33.56%@
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	$165,454,881	$8,136,801	$5,282,450	$949,054	$(8,263,623)	$160,994,663	11,376,911	$—	$—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	68,793,960	6,116,758	2,201,021	341,783	(6,595,450)	66,456,030	5,671,277	—	—
Fixed Income Fund-30.45%@
✧✧LVIP SSGA Bond Index Fund	206,510,524	943,138	6,603,063	(919,977)	6,431,081	206,361,703	20,558,050	—	—
International Equity Funds-25.82%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	40,869,993	83,745	2,106,751	(46,298)	1,634,853	40,435,542	5,041,838	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	138,055,303	279,150	16,089,876	1,436,889	10,873,532	134,554,998	15,379,472	—	—
Total	$619,684,661	$15,559,592	$32,283,161	$1,761,451	$4,080,393	$608,802,936		$—	$—

@ As a percentage of Net Assets as of March 31, 2025.
✧✧ Standard Class shares.
LVIP Structured Moderate Allocation Fund–2